Summary of Significant Accounting Policies - Property and Equipment (Details) $ in Thousands	12 Months Ended
	May. 31, 2015 USD ($) market	May. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 554,075	$ 541,718
Authorization platform number of markets | market	9
Authorization Platform Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 101,000